Share-Based Compensation Expense Available for Each Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 40.5	$ 45.5	$ 33.4
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	0
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	40.5	45.5	33.4
Continuing operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	18.8	13.1
Continuing operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	11.9	8.7
Continuing operations | The Gold Fields Limited 2005 Share Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	8.4	19.9	28.4
Continuing operations | The Gold Fields Limited 2005 Share Plan | Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	1.4	3.8	5.0
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	4.6	32.2	33.0
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	1.1	7.6
Discontinued operations | The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	0.8	5.0
Discontinued operations | The Gold Fields Limited 2005 Share Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	2.4	17.9	30.4
Discontinued operations | The Gold Fields Limited 2005 Share Plan | Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 0.3	$ 1.7	$ 2.6